Subsequent Event (Narrative) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2017 CAD	Dec. 31, 2016 USD ($) yr	Dec. 31, 2016 CAD yr
Subsequent Event 1		11,000	11,000
Subsequent Event 2 | yr		8	8
Subsequent Event 3		5	5
Subsequent Event 4			CAD 74,000
Subsequent Event 5 | $		$ 55,000
Subsequent Event 6			CAD 0.25
Subsequent Event 7 | $		$ 0.19
Subsequent Event 1	CAD 7,000,000
Subsequent Event 2	CAD 10,000,000
Subsequent Event 3	8.00%
Subsequent Event 4	CAD 1,000
Subsequent Event 5	8.00%
Subsequent Event 6	CAD 350,000
Subsequent Event 7	6.00%